Financial instruments risk, Currency risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 MXN ($) $ / $	Apr. 29, 2018 $ / $
Currency Risk [Member]
Currency risk [Abstract]
Percentage of sales denominated in US dollars	45.00%	75.00%
Percentage of costs and expenses denominated in US dollars	25.00%	25.00%
Foreign exchange rate | $ / $	19.6566	19.7354	19.0942
Currency Risk [Member] | Minimum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	(0.04%)	(4.73%)
Currency Risk [Member] | Maximum [Member]
Currency risk [Abstract]
Assumed variance on foreign exchange rate	0.04%	4.73%
Currency Risk [Member] | US [Member]
Currency risk [Abstract]
Assets	$ 484,443	$ 548,919
Liabilities	(637,953)	(828,367)
Total assets (liabilities)	(153,510)	(279,448)
Currency Risk [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	1,108	1,120
Liabilities	(103,096)	(134,547)
Total assets (liabilities)	(101,988)	(133,427)
0.04% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	(82)
0.04% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	155
Liabilities	(33)
0.04% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	(204)
Liabilities	0
0.04% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)	82
0.04% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets	(155)
Liabilities	33
0.04% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets	204
Liabilities	$ 0
4.73% Increase in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		(19,547)
4.73% Increase in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		25,989
Liabilities		(39,219)
4.73% Increase in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		53
Liabilities		(6,370)
4.73% Decrease in the Exchange Rate [Member]
Currency risk [Abstract]
Total assets (liabilities)		19,547
4.73% Decrease in the Exchange Rate [Member] | US [Member]
Currency risk [Abstract]
Assets		(25,989)
Liabilities		39,219
4.73% Decrease in the Exchange Rate [Member] | Other Currencies [Member]
Currency risk [Abstract]
Assets		(53)
Liabilities		$ 6,370